BUSINESS COMBINATIONS - Disclosure of assets purchased and the liabilities assumed - Business Combination of Tigapo Ltd (Details) - USD ($) $ in Thousands			12 Months Ended
		Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
As reported in cash flows from investing activities for the acquisition			$ 39,886	$ 14,934	$ 18,329
Tigapo Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash		$ 3,782
Deferred liability		2,244
Fair value of the call option		2,885
Fair value of the equity investee		9,618
Settlement of pre-existing relationship	[1]	4,127
Total consideration		22,656
Amounts recognized on merger date:
Cash and cash equivalents		264
Trade receivables		449
Other receivables		120
Property and equipment		1,331
Inventory		281
Customer relations		3,990
Technology		6,479
Trade payables		(412)
Other payables		(144)
Deferred tax liability		(2,408)
Total consideration		9,950
Goodwill	[2]	12,706
Total consideration		22,656
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash paid upon the acquisition of a subsidiary		3,782
Cash and cash equivalents consolidated for the first time		(264)
As reported in cash flows from investing activities for the acquisition		$ 3,518

[1]	Including intercompany balances that were eliminated in the consolidated financial statements.
[2]	The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for Tigapo, are mainly attributable to expected synergies, good reputation, and an especially talented workforce. Thus, the Goodwill resulting from the acquisition of Tigapo represents the excess of the aggregate of the acquisition consideration and the fair value of the Company’s previously held equity interest at the acquisition date over the net identifiable assets acquired and liabilities assumed.